RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)									4 Months Ended	7 Months Ended	12 Months Ended
	Oct. 16, 2025 shares	May 06, 2025 HKD ($) shares	Oct. 15, 2024 shares	Sep. 26, 2024 HKD ($)	Sep. 23, 2024 HKD ($)	Sep. 19, 2024 HKD ($)	May 30, 2024 HKD ($) $ / shares shares	May 29, 2024 HKD ($) shares	Sep. 23, 2024 HKD ($)	Dec. 31, 2024 HKD ($) $ / shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($) $ / shares	Sep. 09, 2025 HKD ($)	Jun. 03, 2024 HKD ($)
Related Party Transaction [Line Items]
Shares issued | shares	20,000	100,000
Stock issued during period, value, new issues		$ 100
Due from related party										$ 84,285		$ 84,285	$ 1,291,266	$ 10,009,896
Due from sponsor										15,531		15,531		9,971,592
Accrued administration fees										117,783		117,783		913,972
Cayson Acquisition Corp [Member]
Related Party Transaction [Line Items]
Deferred offering costs														300,000
Stock issued during period, value, new issues										132,000
Sponsor fees									$ 261,317
Repayments of Secured Debt					$ 286,317
Proceeds from related party debt										261,317
Repayment of amounts due to related party										261,317
Working capital loans														$ 1,500,000
Conversion, per share | $ / shares														$ 10.00
Cayson Acquisition Corp [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount														$ 900,000
Cayson Acquisition Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Principal amount															$ 300,000	$ 300,000
Due from related party										0		0		0
Proceeds from related party debt				$ 25,000
Due to related party										0		0		0
Repayment of amounts due to related party					25,000
Cayson Acquisition Corp [Member] | Related Party [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Due from related party														300,000
Cayson Acquisition Corp [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due from sponsor					$ 25,000				$ 25,000
Cayson Acquisition Corp [Member] | Ten X Global Capital LP [Member]
Related Party Transaction [Line Items]
Sponsor fees				$ 25,000						150,000
Due to related party										0		$ 0		0
Cayson Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeiture | shares			225,000
Founder Shares [Member] | Cayson Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued | shares								1,725,000			1,500,000	1,500,000
Deferred offering costs								$ 25,000
Founder Shares [Member] | Cayson Acquisition Corp [Member] | Chairman And CEO [Member]
Related Party Transaction [Line Items]
Shares issued | shares							862,500
Founder Shares [Member] | Cayson Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeiture | shares			225,000					225,000
EBC Founder Shares [Member] | Cayson Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued | shares							100,000				100,000	100,000
Deferred offering costs							$ 130,550
Estimated fair value							$ 132,000			$ 132,000		$ 132,000
Fair value price per share | $ / shares							$ 1.32			$ 1.32		$ 1.32
Stock issued during period, value, new issues							$ 1,450
Shares issued, price per share | $ / shares							$ 0.014
Redemption of public shares, percentage							100.00%
Volume weighted average price | $ / shares							$ 12.00
Sponsor [Member] | Cayson Acquisition Corp [Member]
Related Party Transaction [Line Items]
Sponsor fees						$ 10,000
Accrued administration fees										$ 4,194		$ 4,194		$ 14,000